Schedule of Minimum Annual Lease Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Primary Term One [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	$ 180,456	$ 180,456
Renewal Period One [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	240,662	240,662
Primary Term Two [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	201,260	201,260
Renewal Period Two [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	247,882	247,882
Primary Term Three [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	224,330	224,330
Renewal Period Three [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	255,319	255,319
Primary Term Four [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	229,312	229,312
Primary Term Five [Member]
Lessee, Lease, Description [Line Items]
Minimum annual lease payments	$ 233,653	$ 233,653